EMPLOYEE BENEFITS - Schedule of employment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS [Abstract]
Salaries and wages	$ 1,268,343	$ 1,024,304	$ 825,792
Short-term employee benefits	181,565	121,882	122,650
Other personnel expenses	133,429	120,150	93,457
Total	$ 1,583,337	$ 1,266,336	$ 1,041,899